Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Actuarial gain (loss)	$ 1,353	$ (2,827)